Loans (Details 1) - USD ($) $ in Thousands		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		$ 3,837	$ 3,400
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]	1,676	2,310
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Total allowance		1,533	1,515
Allowance for loan losses		1,533	1,515	$ 1,568
Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance
Loans collectively evaluated for impairment, Ending loans balance		1,333	1,315
Allowance for loan losses		1,333	1,315
Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		5,513	5,710
Loans collectively evaluated for impairment, Ending loans balance		254,518	239,278
Allowance for loan losses		260,031	244,988
Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Total allowance		200	200
Allowance for loan losses		200	200
One-to four-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		3,706	3,400
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]	1,676	2,146
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Total allowance		773	862
Allowance for loan losses		773	862	1,059
One-to four-family [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance
Loans collectively evaluated for impairment, Ending loans balance		773	862
One-to four-family [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		5,382	5,546
Loans collectively evaluated for impairment, Ending loans balance		192,554	180,579
One-to four-family [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Total allowance
Residential real estate, Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		243	192
Allowance for loan losses		243	192	94
Residential real estate, Multi-family [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		243	192
Residential real estate, Multi-family [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		15,678	15,559
Residential real estate, Multi-family [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Residential real estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		6	5
Allowance for loan losses		6	5	21
Residential real estate Construction [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		6	5
Residential real estate Construction [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		2,398	2,809
Residential real estate Construction [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		4	2
Allowance for loan losses		4	2	7
Land [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		4	2
Land [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		1,304	1,186
Land [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Farm [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		9	3
Allowance for loan losses		9	3	9
Farm [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		9	3
Farm [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		2,062	1,735
Farm [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Nonresidential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		131
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]		164
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Total allowance		270	217
Nonresidential real estate [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance
Loans collectively evaluated for impairment, Ending loans balance		270	217
Nonresidential real estate [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		131	164
Loans collectively evaluated for impairment, Ending loans balance		29,080	26,974
Nonresidential real estate [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Total allowance
Commercial and industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		6
Loans collectively evaluated for impairment, Ending loans balance			18
Allowance for loan losses		6	18	10
Commercial and industrial [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		6
Loans collectively evaluated for impairment, Ending loans balance			18
Commercial and industrial [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		2,540
Loans collectively evaluated for impairment, Ending loans balance			1,847
Commercial and industrial [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance
Loans collectively evaluated for impairment, Ending loans balance
Loans on deposits [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		4	4
Allowance for loan losses		4	4	13
Loans on deposits [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		4	4
Loans on deposits [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		1,607	1,813
Loans on deposits [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Home equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		17	11
Allowance for loan losses		17	11	31
Home equity [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		17	11
Home equity [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		6,853	6,155
Home equity [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		1	1
Allowance for loan losses		1	1	3
Unsecured [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		1	1
Unsecured [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		400	552
Unsecured [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		200	200
Allowance for loan losses		200	200	200
Unallocated [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance
Unallocated [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance
Unallocated [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		200	200
Automobile [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Allowance for loan losses
Automobile [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance
Automobile [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		42	69
Automobile [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.